Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Loans and borrowings

20.Loans and borrowings

20.1	Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2022	2021
	2022	2021
Local currency
Bonds	9.8%	9.1%	4,965,653	4,941,024
Syndicated loan	11.5%	5.4%	388,518	600,452
Lease liabilities (1)	8.0%	6.3%	844,734	823,922
Commercial loan	10.3%	7.8%	1,782,944	1,516,377
			7,981,849	7,881,775
Foreign currency
Bonds (2)	6.0%	5.7%	82,432,647	66,603,695
Commercial and syndicated loans	4.6%	3.5%	23,537,675	18,750,580
Loans from related parties (Note 31)	5.9%	0.3%	815,056	1,483,701
Lease liabilities (1)	6.0%	6.0%	367,612	341,177
			107,152,990	87,179,153
			115,134,839	95,060,928
Current			22,198,583	9,206,283
Non–current			92,936,256	85,854,645
			115,134,839	95,060,928
(1)

Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).

(2)	Corresponds to the increase in the exchange rate by $829 per dollar and the movements in debt during the period.

During 2022, loans and borrowings for $16,844,029 were acquired mainly in Ecopetrol S.A. for $11,429,785 given, i) the disbursement of a financing line for $5,384,315 (USD$1,200 million) for the advance payment of the credit contracted in the acquisition of ISA, ii) 1B club deal operations, acquisition of treasury credits and drafts financed in the fourth quarter of 2022 for an approximate amount of USD $1,120 million, and iii) short-term financing with the company BNP Paribas for $625,944 (USD $160 million), and Interconexión Eléctrica S.A. E.S.P. for $5,331,221, which mainly includes i) the international issuance of corporate bonds for $2,063,735 in the subsidiary Transmantaro-CTM for the repurchase of its 2023 international bond and ii) the disbursement of credits to cover investment plans and projects in Brazil, Peru, and Chile.

As a consequence of Ecopetrol Business Group strategy related to the integral management of debt and financing of the maturities of 2023, during 2022 payments were made for $16,409,494; mainly in Ecopetrol S.A. for $10,071,064 and Interconexión Eléctrica S.A. E.S.P. for $5,101,656.

20.2Fair value of loans

The fair value of loans and borrowings is $106,509,947 and $99,258,034 as of December 31, 2022, and 2021, respectively.

20.3Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2022:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	579,032	1,262,971	1,559,593	1,564,057	4,965,653
Syndicated loan	254,165	134,353	—	—	388,518
Lease liabilities	150,872	384,661	308,493	708	844,734
Commercial loans	311,721	689,835	631,100	150,288	1,782,944
	1,295,790	2,471,820	2,499,186	1,715,053	7,981,849
Foreign currency
Bonds	12,235,174	25,336,179	23,223,393	21,637,901	82,432,647
Commercial and syndicated loans	7,726,416	15,054,954	547,092	209,213	23,537,675
Lease liabilities	126,147	206,474	34,991	—	367,612
Loans from related parties	815,056	—	—	—	815,056
	20,902,793	40,597,607	23,805,476	21,847,114	107,152,990
	22,198,583	43,069,427	26,304,662	23,562,167	115,134,839

(1)Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2021:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	290,858	1,152,829	1,423,909	2,073,428	4,941,024
Syndicated loan	239,597	360,855	—	—	600,452
Lease liabilities	188,477	340,283	283,070	12,092	823,922
Commercial loans	170,758	539,693	595,307	210,619	1,516,377
	889,690	2,393,660	2,302,286	2,296,139	7,881,775
Foreign currency
Bonds	3,275,138	27,550,698	17,515,876	18,261,983	66,603,695
Commercial loans	3,457,708	14,792,560	303,012	197,300	18,750,580
Lease liabilities	100,046	205,617	35,514	—	341,177
Loans from related parties	1,483,701	—	—	—	1,483,701
	8,316,593	42,548,875	17,854,402	18,459,283	87,179,153
	9,206,283	44,942,535	20,156,688	20,755,422	95,060,928
(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

20.4Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2022 and 2021:

	2022	2021
Local currency
Fixed rate	1,844,086	1,239,723
Floating rate	6,137,763	6,642,052
	7,981,849	7,881,775
Foreign currency
Fixed rate	82,850,932	69,427,014
Floating rate	24,302,058	17,752,139
	107,152,990	87,179,153
	115,134,839	95,060,928

The interest on the bonds in national currency is indexed to the CPI (Consumer Price Index) and bank loans and variable rate leasing in Colombian pesos are indexed to the DTF (Fixed Term Deposits) and IBR (Banking Reference Indicator), plus a differential. Interest on loans in foreign currency is calculated based on the LIBOR rate plus a spread and the interests of the other types of debt are at a fixed rate.

20.5Loans designated as hedging instrument

As of December 31, 2022, Ecopetrol Business Group designated USD$14,512 million (2021 - USD13,287 million) of foreign currency debt as a hedging instrument, of which USD$8,940 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$5,572 million is used to hedge the cash flows of future crude oil exports. See Notes 30.3 and 30.4.

20.6Guarantees and covenants

As of December 31, 2022, the estimated value of the current guarantees granted by ISA and its companies, within the framework of the definition in paragraph 14 of IFRS 7, used to support growth in its different business units and to ensure commercial, operational, and strategic viability amounts to $23,670,968, mainly in i) Chile for $17,676,320 in ISA Intervial, Ruta de la Araucaria, Ruta del Maipo, Ruta del Loa, and ISA Interchile, b) Brazil in ISA CTEEP for $3,315,648, and c) Colombia on the Ruta Costera for $2,679,000.

The syndicated loan entered by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others.